INCOME TAXES (Details 1)	12 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)
Loss from US operations	$ (2,104,382)		$ (657,061)	$ (880,786)
Combined federal and state level taxes	27.69%	27.69%	28.14%	28.58%
Expected income tax payable (recovery)	$ (582,707)		$ (184,924)	$ (251,765)
Temporary difference, equipment	526,371		55,579	98,360
Other	0		0	0
Unrecognized benefit of non-capital losses	56,336		129,345	153,405
Provision for income taxes		$ 0	0	0
Amounts related to tax loss carry forwards, Domestic	$ 2,793,000		$ 2,597,000	$ 2,142,000